Acquisitions - Los Suenos Farms, LLC and its related entities (Details) - USD ($) $ in Thousands		12 Months Ended
	Oct. 01, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Acquisitions
Contingent consideration payable		$ 29,109	$ 37,994	$ 1,898
Cash outflow, net of cash acquired		$ 133,983	37,820
Los Suenos Farms, LLC and its related entities
Acquisitions
Cash	$ 1,121
Accounts receivable, net	1,003
Prepaid expenses and other current assets	38
Inventory	12,036
Property, plant and equipment, net	8,975
Right-of-use assets	2,043
Other assets	20
Goodwill	32,324
Deferred tax liabilities	(2,870)
Liabilities assumed	(3,391)
Net assets acquired	56,159
Cash consideration, net of working capital adjustments	20,582
Note payable	9,438
Equity consideration	23,449
Contingent consideration payable	2,690		$ 2,690
Total consideration	56,159
Cash outflow, net of cash acquired	19,461
Los Suenos Farms, LLC and its related entities | Licenses
Acquisitions
Intangible assets	1,200
Los Suenos Farms, LLC and its related entities | Non-compete agreements
Acquisitions
Intangible assets	140
Los Suenos Farms, LLC and its related entities | Know How
Acquisitions
Intangible assets	3,020
Los Suenos Farms, LLC and its related entities | Customer List
Acquisitions
Intangible assets	$ 500